Leases - Summary of Components of Lease Costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Lessee Disclosure [Abstract]
Operating lease costs	¥ 117,641	$ 16,569	¥ 155,408	¥ 202,862
Finance lease costs
Amortization of finance lease assets	22,912	3,227	22,912	12,856
Interest on lease liabilities	1,761	248	3,463	1,866
Total finance lease costs	¥ 24,673	$ 3,475	¥ 26,375	¥ 14,722